Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Inventories [Line Items]
Inventories		$ 374	$ 480
ZQB [Member]
Inventories [Line Items]
Inventories	[1]	31	92
XZB [Member]
Inventories [Line Items]
Inventories	[2]	152	76
Online Shopping Mall Inventories [Member]
Inventories [Line Items]
Inventories	[3]	47	153
Others [Member]
Inventories [Line Items]
Inventories		$ 144	$ 159

[1]	ZQB, a proprietary hardware connected to users’ network routers, can allocate users’ idle uplink capacity to the Company for further allocation to internet content providers.
[2]	XZB is a personal cloud hardware, which can remotely control downloading through mobile phones or computers, to expand storage of terminals unlimitedly and share data in cloud storage.
[3]	online shopping mall inventories include Xiaomi TV box, gaming discs etc.